Consolidated statements of changes in equity - CHF (SFr) SFr in Millions		Total		Total shareholders' equity	Common shares	Additional paid-in capital	Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank		Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital	Bank Retained earnings	Bank Treasury shares, at cost		Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2016		SFr 42,311		SFr 41,897	SFr 84	SFr 32,131	SFr 25,954	SFr 0	SFr (16,272)	SFr 414		SFr 43,858		SFr 42,789	SFr 4,400	SFr 41,817	SFr 9,814	SFr 0		SFr (13,242)	SFr 1,069
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(55)								(55)		(64)									(64)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		29								29		30									30
Net income/(loss)		898		899			899			(1)		766		768			768				(2)
Total other comprehensive income/(loss), net of tax		(2,627)		(2,617)					(2,617)	(10)		(2,481)		(2,430)						(2,430)	(51)
Issuance of common shares		5,213		5,213	18	5,195
Sale of treasury shares		5,834		5,834		(8)		5,842
Repurchase of treasury shares		(6,445)		(6,445)				(6,445)
Share-based compensation, net of tax		221		221		(342)		563				(359)		(359)		(359)
Financial instruments indexed to own shares		203		203		203
Dividends on share-based compensation, net of tax												(78)		(78)		(78)
Dividends paid		(1,548)		(1,546)								(12)		(10)			(10)
Dividends paid out of reserves from capital contributions						(1,546)
Cash dividends paid to noncontrolling interest holders										(2)											(2)
Change in scope of consolidation, net		(20)								(20)		(20)									(20)
Other		(180)		(168)		(168)				(12)		4,056		4,069		4,069					(13)
Balance at Jun. 30, 2017		43,836		43,493	102	35,465	26,855	(40)	(18,889)	343		45,671		44,724	4,400	45,449	10,547	0		(15,672)	947
Balance at Mar. 31, 2017		42,079		41,702	84	32,388	26,552	(99)	(17,223)	377
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(30)								(30)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		12								12
Net income/(loss)		306		303			303			3
Total other comprehensive income/(loss), net of tax		(1,672)		(1,666)					(1,666)	(6)		(1,634)
Issuance of common shares		5,213		5,213	18	5,195
Sale of treasury shares		3,312		3,312		10		3,302
Repurchase of treasury shares		(3,789)		(3,789)				(3,789)
Share-based compensation, net of tax		(71)		(71)		(617)		546
Financial instruments indexed to own shares		203		203		203
Dividends paid		(1,546)		(1,546)
Dividends paid out of reserves from capital contributions						(1,546)
Change in scope of consolidation, net		(8)								(8)
Other		(173)		(168)		(168)				(5)
Balance at Jun. 30, 2017		43,836		43,493	102	35,465	26,855	(40)	(18,889)	343		45,671		44,724	4,400	45,449	10,547	0		(15,672)	947
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		2		2			2					(25)		(25)			(25)
Balance at Dec. 31, 2017		42,189		41,902	102	35,668	24,973	(103)	(18,738)	287		43,550		42,670	4,400	45,718	8,484	0	[1]	(15,932)	880
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(21)								(21)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		9								9
Net income/(loss)		692		694			694			(2)
Total other comprehensive income/(loss), net of tax		(101)		(92)					(92)	(9)
Sale of treasury shares		3,433		3,433		(10)		3,443
Repurchase of treasury shares		(3,655)		(3,655)				(3,655)
Share-based compensation, net of tax		303		303		275		28
Dividends paid		(3)
Cash dividends paid to noncontrolling interest holders										(3)
Change in scope of consolidation, net		(104)								(104)
Balance at Mar. 31, 2018		42,697		42,540	102	35,933	25,643	(287)	(18,851)	157
Balance at Dec. 31, 2017		42,189		41,902	102	35,668	24,973	(103)	(18,738)	287		43,550		42,670	4,400	45,718	8,484	0	[1]	(15,932)	880
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership												(5)		(1)		(1)					(4)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(36)	[2],[3]							(36)	[2],[3]	(37)	[4],[5]								(37)	[4],[5]
Sale of subsidiary shares to noncontrolling interests, not changing ownership		10	[3]							10	[3]	11	[5]								11	[5]
Net income/(loss)		1,346		1,341			1,341			5		1,258		1,249			1,249				9
Total other comprehensive income/(loss), net of tax		1,251		1,255					1,255	(4)		1,012		1,005						1,005	7
Sale of treasury shares		6,175		6,175		(13)		6,188
Repurchase of treasury shares		(6,899)		(6,899)				(6,899)
Share-based compensation, net of tax		231		231		(487)		718				(508)		(508)		(508)
Financial instruments indexed to own shares	[6]	171		171		171
Dividends on share-based compensation, net of tax												(21)		(21)		(21)
Dividends paid		(665)		(661)								(14)		(10)			(10)
Dividends paid out of reserves from capital contributions	[7]					(661)
Cash dividends paid to noncontrolling interest holders										(4)											(4)
Change in scope of consolidation, net		(119)								(119)		(119)									(119)
Balance at Jun. 30, 2018		43,609		43,470	102	34,678	26,290	(96)	(17,504)	139		45,082		44,339	4,400	45,188	9,700	0	[1]	(14,949)	743
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		(45)		(45)			(24)		(21)
Balance at Mar. 31, 2018		42,697		42,540	102	35,933	25,643	(287)	(18,851)	157
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[8],[9]	(15)								(15)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[9]	1								1
Net income/(loss)		654		647			647			7
Total other comprehensive income/(loss), net of tax		1,352		1,347					1,347	5		1,226
Sale of treasury shares		2,742		2,742		(3)		2,745
Repurchase of treasury shares		(3,244)		(3,244)				(3,244)
Share-based compensation, net of tax		(72)		(72)		(762)		690
Financial instruments indexed to own shares	[10]	171		171		171
Dividends paid		(662)		(661)
Dividends paid out of reserves from capital contributions	[11]					(661)
Cash dividends paid to noncontrolling interest holders										(1)
Change in scope of consolidation, net		(15)								(15)
Balance at Jun. 30, 2018		43,609		43,470	SFr 102	SFr 34,678	26,290	SFr (96)	(17,504)	SFr 139		45,082		44,339	SFr 4,400	SFr 45,188	9,700	SFr 0	[1]	(14,949)	SFr 743
Increase (decrease) in shareholders' equity
Cumulative effect of accounting changes, net of tax		SFr (45)		SFr (45)			SFr (24)		SFr (21)			SFr (45)		SFr (45)			SFr (23)			SFr (22)

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[5]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[6]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[7]	Paid out of capital contribution reserves.
[8]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[9]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[10]	Includes certain call options the Group purchased on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[11]	Paid out of reserves from capital contributions.